Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
As at June 30, 2019 and December 31, 2018, the Company’s accumulated other comprehensive loss (or AOCI) consisted of the following components:

	June 30,	December 31,
	2019	2018
	$	$
Unrealized (loss) gain on qualifying cash flow hedging instruments	(17,801)	903
Pension adjustments, net of tax recoveries	(3,342)	(3,176)
	(21,143)	(2,273)